FINANCIAL INSTRUMENTS - Interest Rate Swap Transactions (Details) - Interest rate swap - Cash flow hedging - Designated as Hedging Instrument - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Notional value	$ 597,500	$ 737,500
Minimum | LIBOR
Derivative [Line Items]
Fixed interest rates	1.69%	1.68%
Maximum | LIBOR
Derivative [Line Items]
Fixed interest rates	2.37%	2.37%